Obligations under Guarantees and Other Off-balance Sheet Instruments (Maximum Potential Amount of Future Payments Classified Based upon Internal Credit Ratings) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2020	Mar. 31, 2020
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		¥ 64,792	¥ 79,222
Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		3,895	4,098
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		2,974	3,058
Standby Letters of Credit, Financial and Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		6,869	7,156
Normal [Member] | Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		3,785	3,984
Normal [Member] | Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		2,853	2,904
Normal [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		6,638	6,888
Close Watch [Member] | Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	[1]	89	93
Close Watch [Member] | Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	[1]	76	96
Close Watch [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	[1]	165	189
Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member] | Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	[1]	17	17
Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member] | Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	[1]	19	36
Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	[1]	36	53
Not Rated [Member] | Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		4	4
Not Rated [Member] | Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		26	22
Not Rated [Member] | Standby Letters of Credit, Financial and Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade		¥ 30	¥ 26

[1]	See Notes of the tables regarding “the maximum potential amount of future payments classified based upon internal credit ratings “in Note 24 to the consolidated financial statements for the fiscal year ended March 31, 2020.